Commitments and Contingencies	9 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Legal Proceedings

Post is a party to a number of legal proceedings in various federal, state and foreign jurisdictions. These proceedings are in varying stages and may proceed for protracted periods of time. Some proceedings involve complex questions of fact and law. Additionally, the operations of Post, like those of similar businesses, are subject to various federal, state, local and foreign laws and regulations intended to protect public health and the environment, including air and water quality and waste handling and disposal.

In the opinion of management, based upon the information presently known, the ultimate liability, if any, arising from the pending legal proceedings, as well as from asserted legal claims and known potential legal claims which are likely to be asserted, taking into account established accruals for estimated liabilities (if any), are not expected to be material, individually or in the aggregate, to Post's consolidated financial position, results of operations or cash flows. In addition, while it is difficult to estimate the potential financial impact of actions regarding expenditures for compliance with regulatory matters, in the opinion of management and based upon the information currently available, the ultimate liability arising from such compliance matters is not expected to be material to Post's consolidated financial position, results of operations or cash flows.